13. PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details Narrative) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Prepaid Expenses And Other Current Assets
Finished goods	CAD 2,300	CAD 3,300
Work in progress	700	600
Recognized cost of equipment sales	CAD 11,700	CAD 9,800	CAD 13,100